Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
CVA/DVA, net
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (14)		kr (17)
The period's change in fair value originating from credit risk (+ income/ - loss)	3	kr (12)
OCA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	(127)		kr (108)
The period's change in fair value originating from credit risk (+ income/ - loss)	kr (19)	kr 49